TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Trade receivables, net of impairment losses	17,242	18,340
Prepayments	2,998	3,634
Value added tax	-	69
Finance lease receivables	500	542

	20,740	22,585

Schedule of Future Minimum Finance Lease Receivables
The Group leases instruments as part of its business. Future minimum finance lease receivables with non-cancellable terms are as follows:

	December 31, 2017 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	860	360	500
Between one and five years (Note 15)	1,204	519	685

	2,064	879	1,185

	December 31, 2016 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	949	407	542
Between one and five years (Note 15)	1,388	600	788

	2,337	1,007	1,330

Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases
Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2017 US$‘000
	Instruments	Total
Less than one year	3,959	3,959
Between one and five years	90	90

	4,049	4,049

	December 31, 2016 US$‘000
	Instruments	Total
Less than one year	3,671	3,671
Between one and five years	184	184

	3,855	3,855